FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2017
FINANCIAL RISK MANAGEMENT
FINANCIAL RISK MANAGEMENT

19. FINANCIAL RISK MANAGEMENT

        As part of its business the Group is exposed to several types of financial risks: market risks, credit (or counterparty) risks, and liquidity risks. Risks mitigating activities are mainly performed at the Group headquarters by the corporate finance personnel and are subject to the approval of the Group's supervisory bodies—Board of Directors and Budget committee.

Market risk

        Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. The Group is primarily exposed to the following types of market risks: interest rate risk and currency exchange rates fluctuations. Financial instruments affected by market risk include loans and borrowings, deposits, and derivative financial instruments. The sensitivity analyses in the following sections relate to the financial position as of December 31, 2017, 2016 and 2015.

Interest rate risks

        Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group manages its interest rate risk by having a balanced portfolio of fixed and variable rate loans and borrowings.

•	Variable interest rate

        Group's bank loans denominated in US Dollars and Euros primarily bear floating interest rate. To eliminate the exposure of changes in variable interest rates related to its debt obligations, the Group enters into variable-to-fixed interest rate swap agreements, so that interest rate swap matches the exact maturity dates of the underlying debt allowing for highly-effective cash flow hedges. In aggregate, the Group entered into variable-to-fixed interest rate swap agreements designated to manage the exposure of changes in variable interest rates related to 100% and 28.6% of the Group's bank loans with variable rates outstanding as of December 31, 2017 and 2016, respectively.

•	Fixed interest rate risk

        Group's Notes and bank loans denominated in Russian Rubles bear primarily fixed interest rates. To eliminate the exposure of changes in value of debt obligations, the Group enters into fixed-to-variable interest rate swap agreements. In aggregate, the Group entered into fixed-to-variable interest rate swap agreements designated to manage the exposure of changes in value of the debt related to 7.9% and 12.9% of the Group's Notes and bank loans with fixed rates outstanding as of December 31, 2017 and 2016, respectively.

        The notionals related to interest rate derivative instruments amounted to RUB 49,429 million and RUB 49,451 million as of December 31, 2017 and 2016, respectively.

Sensitivity analysis

        A reasonably possible increase of 100 basis points in short term interest rates would have resulted in RUB 44 million, RUB 704 million and RUB 933 million future increases of interest expense for the years ended December 31, 2017, 2016 and 2015, respectively. The same decrease in short term interest rates would have resulted in RUB 44 million, RUB 704 million and RUB 933 million future decreases of finance cost for the years ended December 31, 2017, 2016 and 2015, respectively. There will be no material impact on equity.

        The interest rate sensitivity analysis was performed based on a constant position of fixed and floating rate debt.

Foreign currency risks

        Foreign currency risk is the risk that the fair value or future cash flows will fluctuate because of changes in foreign exchange rates. The Group's exposure to the risk of changes in foreign exchange rates relates primarily to the Group's financing activities. The Group manages its currency risk by hedging significant foreign currency cash outflows with derivatives and by using money market instruments.

        The Group has entered into several cross-currency swap agreements. The contracts designated to manage the exposure of changes in currency exchange rate. The contracts assumed periodic exchange of principal and interest payments from RUB-denominated amounts to USD-denominated amounts at a specified rate. The rate was determined by the market spot rate upon issuance. Cross-currency interest rate swap contracts mature in 2019-2024.

        In aggregate the Group entered into cross-currency interest rate swap agreements designated to manage the exposure of changes in currency exchange rate for 39.6% of the Group's USD-denominated Notes and bank loans outstanding as of December 31, 2017 and 29.2% of its USD-and Euro-denominated Notes and bank loans outstanding as of December 31, 2016.

        The notionals related to currency derivative instruments amounted to RUB 28,669 million and RUB 25,885 million as of December 31, 2017 and 2016, respectively.

        The Group has entered into deliverable currency forward agreements to minimize foreign currency risk exposure for operating activities. The contracts assumed the purchase or sale of the agreed amount of currency at a specified exchange rate and date. The rate was determined by the market spot rate upon issuance. As the result of deliverable currency forward agreements, unfulfilled as of December 31, 2017, 2016 and 2015, the Group recognized nil, RUB 142 mln loss and nil in the consolidated statement of profit and loss for the years ended December 31, 2017, 2016 and 2015.

        The notionals related to deliverable currency forward instruments, unfulfilled as of December 31, 2017 and 2016, amounted to nil and RUB 18,339 mln, respectively.

        The following table presents the effect of the Group's swap agreements designated as cash flow hedges in accumulated other comprehensive income for the years ended December 31, 2017, 2016 and 2015.

	2017	2016	2015
Accumulated derivatives (loss) / income, beginning of the year, net of tax of (26) and 261 and 1,067, respectively	(103)	1,045	4,268
Fair value adjustments on hedging derivatives, net of tax of (628) and (2,279) and 738, respectively	(2,512)	(9,116)	2,952
Amounts reclassified to loss / (profit) for the year during the period, net of tax of 739 and 1,992 and (1,544), respectively	2,955	7,968	(6,175)

Accumulated derivatives income / (loss), end of the year, net of tax of 85 and (26) and 261, respectively	340	(103)	1,045

        The following tables demonstrate the sensitivity to a reasonably possible change in USD and EUR exchange rates, with all other variables held constant.

	Change in rate	USD—effect on profit before tax RUB mln,	EUR—effect on profit before tax RUB mln
2017	+5%	(447)	830
	–5%	447	(830)
2016	+20%	(6,722)	2,274
	–20%	6,722	(2,274)
2015	+20%	(8,986)	5,664
	–20%	8,986	(5,664)

        The movement in the pre-tax effect is a result of a change in monetary assets and liabilities denominated in US dollars and Euro, where the functional currency of the entity is a currency other than US dollars and Euro.

        There will be no material impact on equity.

        The Group's exposure to foreign currency changes for all other currencies is not material.

Liquidity risk

        Liquidity risk is the risk of a shortage of funds. The Group's policy is to borrow centrally using a mixture of long-term and short-term borrowing facilities. These borrowings, together with cash generated from operations are utilized to meet anticipated funding requirements. The Group assessed the concentration of risk with respect to refinancing its debt and concluded it to be low.

        The Group manages liquidity risk on long-term borrowings by maintaining a varied maturity profile and a required net debt position, therefore minimizing refinancing risk. Long-term borrowings mature between one and 8 years.

        As at December 31, 2017, current liabilities exceeded current assets by RUB 10,639 million. Management believes the Group has sufficient existing and continuing access to liquidity through both operating cash flows and the availability of committed credit facilities of RUB 36,000 million (Note 15).

Credit risk

        Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument, leading to a financial loss. The Group is exposed to credit risk primarily from its investing activities.

        The Group considers its exposure to credit risk as of December 31, 2017, and 2016 to be as follows:

	December 31, 2017	December 31, 2016
Trade and other receivables	28,017	29,805
Bank deposits	27,836	30,905
Loan and notes	13,952	9,090
Assets in Sistema-Capital trust management	9,600	3,721
Derivative financial instruments	8,403	13,632

        In accordance with the Group's financial instruments management policy, the aggregate credit risk the Group may have with one counterparty is limited. The Group maintains a mixture of cash and cash equivalents, investments, derivatives and certain other financial instruments with financial institutions. These financial institutions are located in different geographical regions and the Group's policy is designed to limit exposure to any one institutions. As part of its risk management processes, the Group performs periodic evaluations of the relative credit standing of the financial institutions.

        On December 15, 2015 Barclays bank and the Group signed an addendum to existing cross currency swap agreements. According to the terms of the addendum parties agreed to set credit exposure limits to one another, which permits to mitigate their credit risk by requiring other party to transfer collateral payments. The balance of Barclays bank's transfer of collateral payments to the Group is RUB 1.0 billion and RUB 2.9 billion as of December 31, 2017 and 2016, respectively.

        Concentrations of credit risk with respect to trade receivables are limited given that the Group's customer base is large and unrelated. Therefore management believes there is no further credit risk provision required in excess of the normal provision for bad and doubtful receivables.